Convertible Loans Payable (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Minimum [Member]
Debt Instrument [Line Items]
Stock price	$ 0.03	$ 0.04	$ 0.16
Exercise price	$ 0.02	$ 0.02	$ 0.03
Contractual term (in years)	5 months 26 days	8 months 4 days	3 months 7 days
Volatility (annual)	184.00%	140.00%	149.00%
Risk-free rate	5.40%	0.51%	0.04%
Maximum [Member]
Debt Instrument [Line Items]
Stock price	$ 0.05	$ 0.19	$ 0.45
Exercise price	$ 0.03	$ 0.10	$ 0.20
Contractual term (in years)	1 year	1 year	1 year
Volatility (annual)	219.00%	1313.00%	2095.00%
Risk-free rate	5.53%	4.73%	0.39%